As filed with the Securities and Exchange Commission on November 14, 2019

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,218	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,218	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 13, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,218 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 13, 2019, the effectiveness of the registration statement for the iShares Australian Dollar ETF, iShares British Pound ETF, iShares Canadian Dollar ETF, iShares Chinese Offshore Renminbi ETF, iShares Euro ETF, iShares Japanese Yen ETF, iShares Mexican Peso ETF, iShares New Zealand Dollar ETF, iShares Norwegian Krone ETF, iShares Singapore Dollar ETF, iShares Swedish Krona ETF, iShares Swiss Franc ETF, iShares Thai Offshore Baht ETF and iShares Turkish Lira ETF (the “Funds”), filed in Post-Effective Amendment No. 937 on July 30, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
962	September 27, 2013	October 25, 2013
976	October 24, 2013	November 22, 2013
987	November 21, 2013	December 20, 2013
1,006	December 19, 2013	January 17, 2014
1,026	January 16, 2014	February 14, 2014
1,047	February 13, 2014	March 14, 2014
1,062	March 13, 2014	April 11, 2014
1,081	April 10, 2014	May 9, 2014
1,109	May 8, 2014	June 6, 2014
1,134	June 5, 2014	July 3, 2014
1,160	July 2, 2014	August 1, 2014
1,184	July 31, 2014	August 29, 2014
1,206	August 28, 2014	September 26, 2014
1,219	September 25, 2014	October 24, 2014
1,233	October 23, 2014	November 21, 2014
1,247	November 20, 2014	December 19, 2014
1,278	December 18, 2014	January 16, 2015
1,307	January 15, 2015	February 13, 2015
1,331	February 12, 2015	March 13, 2015
1,365	March 12, 2015	April 10, 2015
1,388	April 9, 2015	May 8, 2015
1,419	May 7, 2015	June 5, 2015
1,430	June 4, 2015	July 2, 2015
1,466	July 1, 2015	July 31, 2015
1,485	July 30, 2015	August 28, 2015
1,499	August 27, 2015	September 25, 2015
1,507	September 24, 2015	October 23, 2015
1,516	October 22, 2015	November 20, 2015
1,535	November 19, 2015	December 18, 2015
1,541	December 17, 2015	January 16, 2016
1,554	January 15, 2016	February 14, 2016
1,577	February 11, 2016	March 12, 2016
1,589	March 11, 2016	April 8, 2016
1,604	April 7, 2016	May 6, 2016
1,619	May 5, 2016	June 3, 2016
1,645	June 2, 2016	July 1, 2016
1,655	June 30, 2016	July 29, 2016
1,660	July 28, 2016	August 26, 2016
1,670	August 25, 2016	September 23, 2016
1,680	September 22, 2016	October 21, 2016
1,684	October 20, 2016	November 18, 2016
1,692	November 17, 2016	December 16, 2016
1,700	December 15, 2016	January 13, 2017

1,708	January 12, 2017	February 10, 2017
1,716	February 9, 2017	March 10, 2017
1,725	March 9, 2017	April 7, 2017
1,734	April 6, 2017	May 5, 2017
1,745	May 4, 2017	June 2, 2017
1,760	June 1, 2017	June 30, 2017
1,775	June 29, 2017	July 28, 2017
1,785	July 27, 2017	August 25, 2017
1,806	August 24, 2017	September 22, 2017
1,821	September 21, 2017	October 20, 2017
1,837	October 19, 2017	November 17, 2017
1,846	November 16, 2017	December 15, 2017
1,853	December 14, 2017	January 12, 2018
1,865	January 11, 2018	February 9, 2018
1,871	February 8, 2018	March 9, 2018
1,878	March 8, 2018	April 6, 2018
1,895	April 5, 2018	May 4, 2018
1,907	May 3, 2018	June 1, 2018
1,914	May 31, 2018	June 29, 2018
1,925	June 28, 2018	July 27, 2018
1,940	July 26, 2018	August 24, 2018
1,951	August 23, 2018	September 21, 2018
1,967	September 20, 2018	October 19, 2018
1,981	October 18, 2018	November 16, 2018
1,995	November 15, 2018	December 14, 2018
2,012	December 13, 2018	January 11, 2019
2,029	January 10, 2019	February 8, 2019
2,041	February 7, 2019	March 8, 2019
2,061	March 7, 2019	April 5, 2019
2,081	April 4, 2019	May 3, 2019
2,104	May 2, 2019	May 31, 2019
2,128	May 30, 2019	June 28, 2019
2,143	June 27, 2019	July 26, 2019
2,153	July 25, 2019	August 23, 2019
2,169	August 22, 2019	September 20, 2019
2,183	September 19, 2019	October 18, 2019
2,196	October 17, 2019	November 15, 2019

This Post-Effective Amendment No. 2,218 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 937.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,218 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th day of November, 2019.

iSHARES TRUST

By:
Armando Senra*
President

Date: November 14, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,218 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: November 14, 2019

John E. Martinez*
Trustee

Date: November 14, 2019

Cecilia H. Herbert*
Trustee

Date: November 14, 2019

John E. Kerrigan*
Trustee

Date: November 14, 2019

Robert S. Kapito*
Trustee

Date: November 14, 2019

Madhav V. Rajan*
Trustee

Date: November 14, 2019

Jane D. Carlin*
Trustee

Date: November 14, 2019

Drew E. Lawton*
Trustee

Date: November 14, 2019

Richard L. Fagnani*
Trustee

Date: November 14, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: November 14, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: November 14, 2019

*

Powers of Attorney, each dated September 13, 2019, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 2,179, filed September 16, 2019.